Cash cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents And Restricted Cash

13. Cash, cash equivalents and restricted cash

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Cash on hand	40	41
Cash at bank	310	87
Restricted cash at bank(1)	46	167
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	396	295

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(1) This related to cash deposits in the bank accounts that are frozen by court order as Chutian was subject to multiple legal proceedings, administrative proceedings, claims and other litigation as a result of overdue payments to service providers and loans payable to the lenders.